Portfolio of Investments
Columbia Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 17.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class D
03/18/2026	2.130%	3,610,000	3,616,569
Avant Loans Funding Trust(a)
Series 2019-A Class A
07/15/2022	3.480%	276,746	276,938
Series 2019-A Class B
12/15/2022	3.800%	1,750,000	1,758,149
Series 2019-B Class A
10/15/2026	2.720%	1,253,450	1,255,752
Series 2019-B Class B
10/15/2026	3.150%	9,000,000	8,966,832
Series 2020-REV1 Class A
05/15/2029	2.170%	1,785,000	1,762,561
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	1.656%	2,000,000	1,885,008
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.672%	2,000,000	1,883,610
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.868%	1,800,000	1,723,428
CLUB Credit Trust(a)
Subordinated Series 2018-P3 Class B
01/15/2026	4.320%	7,000,000	7,035,197
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	82,393	81,754
Series 2019-B Class A
06/17/2024	2.660%	934,171	925,847
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	558,553	554,677
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	618,714	624,318
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	544,770	546,646
Series 2020-P1 Class A
03/15/2028	2.260%	555,067	557,113
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	1,350,000	1,302,517
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P1 Class A
07/15/2025	3.390%	133,398	132,795
Series 2018-P2 Class A
10/15/2025	3.470%	494,544	495,862
Series 2019-P1 Class A
07/15/2026	2.940%	1,322,476	1,327,507
Series 2019-P1 Class B
07/15/2026	3.280%	2,150,000	2,068,648
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	2,097,656	2,145,241
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.742%	1,250,000	1,190,688
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	3,100,000	3,136,790
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	1,000,000	1,037,009
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	4,250,000	4,220,212
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	900,000	901,425
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	950,000	954,905
GLS Auto Receivables Issuer Trust(a)
Series 2020-1A Class B
11/15/2024	2.430%	4,250,000	4,273,281
LendingClub Receivables Trust(a)
Series 2019-2 Class A
08/15/2025	4.000%	1,250,624	1,243,107
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.022%	5,000,000	4,860,445
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.622%	3,700,000	3,500,737
Columbia Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.158%	1,150,000	1,129,331
Marlette Funding Trust(a)
Series 2018-2A Class B
07/17/2028	3.610%	1,801,925	1,798,802
Subordinated Series 2018-1A Class C
03/15/2028	3.690%	1,057,746	1,055,574
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.672%	1,820,000	1,738,453
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 07/19/2030	1.482%	2,500,000	2,468,720
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.708%	4,000,000	3,871,824
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	1,745,183	1,739,562
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	2,140,000	2,168,867
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	1.422%	2,500,000	2,445,190
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	1,064,114	1,057,977
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	79,533	79,266
Series 2019-2A Class A
09/15/2025	3.200%	68,278	68,152
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	1.975%	10,000,000	9,750,160
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	1.365%	4,500,000	4,406,877
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	6,750,000	6,751,617
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	124,255	124,451
Series 2017-5 Class A2
09/25/2026	2.780%	170,422	172,225
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	1,800,000	1,832,716
Upgrade Receivables Trust(a)
Series 2019-1A Class A
03/15/2025	3.480%	32,136	32,117
Series 2019-2A Class A
10/15/2025	2.770%	1,483,985	1,468,810
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	771,651	778,134
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	2.042%	6,500,000	6,374,764
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	1,400,000	1,403,592
Total Asset-Backed Securities — Non-Agency (Cost $119,740,226)			118,962,749

Commercial Mortgage-Backed Securities - Agency 1.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	1,158,431
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	4,750,000	5,221,705
Government National Mortgage Association(c),(d)
Series 2019-147 Class IO
06/16/2061	0.682%	9,035,398	634,709
Total Commercial Mortgage-Backed Securities - Agency (Cost $6,447,041)			7,014,845

Commercial Mortgage-Backed Securities - Non-Agency 13.7%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,462,397	2,642,234
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,792,203	2,990,385

2	Columbia Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aventura Mall Trust(a),(c)
Series 2018-AVM Class A
07/05/2040	4.112%	3,000,000	3,199,963
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.125%	1,300,000	1,030,390
Subordinated Series 2018-DSNY Class B
1-month USD LIBOR + 1.150% Floor 1.150% 09/15/2034	1.325%	9,325,000	8,833,680
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.875%	1,000,000	923,219
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.175%	2,503,753	2,353,657
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	2.175%	2,000,000	1,780,743
BFLD Trust(a),(b)
Series 2019-DPLO Class A
1-month USD LIBOR + 1.091% Floor 1.091% 10/15/2034	1.265%	3,000,000	2,901,273
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.425%	3,000,000	2,857,531
BX Trust(a),(b)
Series 2018-GW Class A
1-month USD LIBOR + 0.801% Floor 0.801% 05/15/2035	0.975%	1,600,000	1,535,947
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.761%	823,000	760,721
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.061%	747,000	676,928
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.575%	7,500,000	7,218,846
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.675%	1,600,000	1,522,025
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.425%	2,000,000	1,895,039
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.304%	1,000,000	905,009
COMM Mortgage Trust(a),(c)
Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,575,092
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	5,200,000	5,033,434
Hilton U.S.A. Trust(a),(c)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,695,268
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	4,246,219
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class A
1-month USD LIBOR + 0.850% Floor 0.850% 12/17/2036	1.031%	4,997,234	4,954,258
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	1.075%	1,624,661	1,606,790
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% Floor 1.350% 06/17/2037	1.455%	1,000,000	985,800
Subordinated Series 2018-SFR4 Class C
1-month USD LIBOR + 1.400% Floor 1.250% 01/17/2038	1.631%	2,000,000	1,990,602
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class D
11/10/2036	3.177%	1,200,000	1,000,031

Columbia Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	716,980	728,774
Series 2018-SF3 Class A
10/17/2035	3.880%	1,019,359	1,051,854
Series 2018-SFR1 Class A
03/17/2035	3.255%	1,682,952	1,705,545
Series 2018-SFR2 Class A
08/17/2035	3.712%	1,350,000	1,386,373
Series 2019-SFR1 Class E
08/17/2035	4.466%	1,100,000	1,134,507
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,744,201
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.275%	1,400,000	1,270,617
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	7,030,729
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.851% Floor 0.851% 02/15/2032	1.025%	2,000,000	1,890,305
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.425%	900,000	842,375
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.265%	5,600,000	4,538,724
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	1.375%	800,000	691,313
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $93,327,546)			91,130,401

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(e)	3	17
Total Consumer Staples		17
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.0%
Diversified Financial Services 0.0%
Jefferies Financial Group, Inc.	39	632
Total Financials		632
Total Common Stocks (Cost $—)		649

Corporate Bonds & Notes 20.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Northrop Grumman Corp.
01/15/2028	3.250%	1,720,000	1,968,312
Banking 2.2%
Bank of America Corp.(f)
07/23/2031	1.898%	3,465,000	3,520,444
06/19/2041	2.676%	235,000	250,032
Citigroup, Inc.(f)
06/03/2031	2.572%	1,145,000	1,216,987
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	805,000	865,752
JPMorgan Chase & Co.(f)
10/15/2030	2.739%	4,450,000	4,868,850
Morgan Stanley(f)
01/22/2031	2.699%	625,000	681,188
Wells Fargo & Co.
10/23/2026	3.000%	1,620,000	1,776,347
Wells Fargo & Co.(f)
02/11/2031	2.572%	1,430,000	1,517,932
Total			14,697,532
Cable and Satellite 0.6%
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	1,135,000	1,371,214
04/01/2051	3.700%	985,000	1,037,533
Comcast Corp.
01/15/2051	2.800%	1,665,000	1,814,547
Total			4,223,294
Chemicals 0.0%
LYB International Finance III LLC
05/01/2050	4.200%	270,000	310,641
Diversified Manufacturing 0.2%
Carrier Global Corp.(a)
04/05/2040	3.377%	1,325,000	1,429,572

4	Columbia Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 4.1%
AEP Texas, Inc.
01/15/2050	3.450%	2,190,000	2,625,960
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	160,000	218,389
CMS Energy Corp.
03/01/2024	3.875%	660,000	723,040
11/15/2025	3.600%	50,000	56,092
02/15/2027	2.950%	15,000	16,167
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	110,000	141,501
DTE Energy Co.
10/01/2026	2.850%	4,075,000	4,430,306
Duke Energy Corp.
08/15/2027	3.150%	5,000	5,651
06/01/2030	2.450%	920,000	996,256
09/01/2046	3.750%	2,055,000	2,528,239
Duke Energy Indiana LLC
04/01/2050	2.750%	265,000	292,992
Emera U.S. Finance LP
06/15/2046	4.750%	1,715,000	2,229,234
Eversource Energy
01/15/2028	3.300%	2,370,000	2,660,727
Georgia Power Co.
01/30/2050	3.700%	475,000	574,079
Indiana Michigan Power Co.
07/01/2047	3.750%	116,000	142,049
PacifiCorp.
02/15/2050	4.150%	1,595,000	2,177,760
San Diego Gas & Electric Co.
04/15/2050	3.320%	420,000	503,851
Southern Co. (The)
07/01/2036	4.250%	795,000	956,678
07/01/2046	4.400%	1,264,000	1,596,647
Xcel Energy, Inc.
06/01/2030	3.400%	3,175,000	3,733,489
12/01/2049	3.500%	275,000	333,967
Total			26,943,074
Finance Companies 1.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	2,885,000	2,898,974
11/15/2035	4.418%	3,775,000	3,886,527
Total			6,785,501
Food and Beverage 2.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,112,000	5,268,449
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2048	5.300%	1,295,000	1,744,516
Conagra Brands, Inc.
11/01/2048	5.400%	800,000	1,163,492
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	1,808,000	1,882,001
Mondelez International, Inc.
04/13/2030	2.750%	2,300,000	2,552,878
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	0.824%	460,000	460,013
Total			13,071,349
Health Care 1.4%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.348%	963,000	966,530
Becton Dickinson and Co.
06/06/2024	3.363%	420,000	456,811
06/06/2027	3.700%	2,345,000	2,679,520
05/20/2030	2.823%	955,000	1,047,537
Cigna Corp.
12/15/2048	4.900%	555,000	781,986
CVS Health Corp.
03/25/2048	5.050%	2,230,000	3,073,236
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	245,000	277,759
Total			9,283,379
Healthcare Insurance 0.1%
UnitedHealth Group, Inc.
10/15/2047	3.750%	730,000	939,725
Independent Energy 0.2%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	137,881
Noble Energy, Inc.
04/01/2027	8.000%	809,000	1,077,579
Total			1,215,460
Life Insurance 0.9%
Brighthouse Financial, Inc.
06/22/2047	4.700%	5,000	4,934
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,000,000	1,419,511

Columbia Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	357,000	412,931
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	369,352
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	475,000	643,604
05/15/2047	4.270%	490,000	622,825
05/15/2050	3.300%	265,000	293,816
Voya Financial, Inc.
06/15/2026	3.650%	650,000	736,755
06/15/2046	4.800%	994,000	1,270,100
Total			5,773,828
Media and Entertainment 0.2%
Discovery Communications LLC
05/15/2049	5.300%	953,000	1,224,474
Midstream 1.6%
Kinder Morgan, Inc.
02/15/2046	5.050%	2,650,000	3,267,211
MPLX LP
04/15/2048	4.700%	1,175,000	1,270,900
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	3,150,000	2,929,369
Western Gas Partners LP
08/15/2048	5.500%	550,000	491,203
Williams Companies, Inc. (The)
09/15/2045	5.100%	2,055,000	2,431,680
Total			10,390,363
Natural Gas 0.8%
NiSource, Inc.
02/15/2023	3.850%	685,000	734,022
05/01/2030	3.600%	1,535,000	1,807,690
02/15/2043	5.250%	455,000	624,303
02/15/2044	4.800%	50,000	66,916
05/15/2047	4.375%	1,241,000	1,639,878
Sempra Energy
06/15/2027	3.250%	92,000	103,676
02/01/2028	3.400%	305,000	344,861
Total			5,321,346
Pharmaceuticals 0.9%
AbbVie, Inc.(a)
06/15/2044	4.850%	1,080,000	1,433,107
11/21/2049	4.250%	1,780,000	2,277,833
Amgen, Inc.
02/21/2050	3.375%	1,705,000	2,006,061
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol-Myers Squibb Co.
02/20/2048	4.550%	160,000	232,977
Total			5,949,978
Railroads 0.4%
CSX Corp.
11/01/2066	4.250%	928,000	1,240,741
Union Pacific Corp.
03/20/2060	3.839%	425,000	542,473
02/05/2070	3.750%	775,000	945,252
Total			2,728,466
Retailers 0.2%
Lowe’s Companies, Inc.
05/03/2047	4.050%	790,000	988,649
Supermarkets 0.2%
Kroger Co. (The)
04/15/2042	5.000%	172,000	226,652
01/15/2048	4.650%	683,000	914,766
Total			1,141,418
Technology 1.0%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	1,805,000	2,004,358
Broadcom, Inc.(a)
11/15/2030	4.150%	1,195,000	1,345,373
Intel Corp.
02/15/2060	3.100%	900,000	1,045,640
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	200,000	221,072
Oracle Corp.
04/01/2060	3.850%	1,310,000	1,643,804
QUALCOMM, Inc.
05/20/2050	3.250%	340,000	402,459
Total			6,662,706
Transportation Services 0.5%
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	480,000	511,387
11/01/2046	4.200%	330,000	345,527
FedEx Corp.
04/01/2046	4.550%	2,165,000	2,596,339
Total			3,453,253
Wireless 0.3%
American Tower Corp.
08/15/2029	3.800%	1,195,000	1,399,308

6	Columbia Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile U.S.A., Inc.(a)
04/15/2040	4.375%	605,000	738,767
Total			2,138,075
Wirelines 1.3%
AT&T, Inc.
03/01/2029	4.350%	1,929,000	2,305,214
06/15/2045	4.350%	3,385,000	4,023,103
Verizon Communications, Inc.
08/10/2033	4.500%	1,000,000	1,302,851
03/22/2050	4.000%	580,000	773,888
Total			8,405,056
Total Corporate Bonds & Notes (Cost $120,929,622)			135,045,451

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.2%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	865,000	1,263,981
Total Municipal Bonds (Cost $865,000)			1,263,981

Residential Mortgage-Backed Securities - Agency 29.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2021- 05/01/2041	5.000%	164,399	179,974
06/01/2043	4.000%	3,045,422	3,340,364
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.878%	4,038,007	837,187
Federal Home Loan Mortgage Corp. REMIC(b),(d)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	5.966%	9,000,000	2,169,249
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	6,789,616	7,222,954
07/01/2038	6.000%	1,054,460	1,237,102
01/01/2040	5.500%	1,474,617	1,693,074
09/01/2040	5.000%	1,006,669	1,135,005
05/01/2043- 02/01/2046	3.500%	10,878,513	11,755,288
11/01/2045- 02/01/2048	4.000%	3,623,239	3,894,558
Federal National Mortgage Association(g)
08/01/2040	4.500%	2,574,841	2,861,977
Federal National Mortgage Association(b),(d)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.828%	1,275,212	283,572
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.828%	3,397,175	770,372
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.478%	4,793,660	1,005,187
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	5.978%	1,482,075	350,191
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.928%	1,509,319	317,158
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.978%	2,940,611	577,482
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.028%	1,913,584	367,007
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	5.978%	2,439,695	525,783

Columbia Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.878%	6,559,468	1,325,015
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.878%	2,174,375	509,621
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.878%	3,574,389	748,661
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 2.000, Cap 12.000 07/20/2021- 07/20/2022	3.250%	4,941	4,977
1-year CMT + 1.500% Floor 1.000, Cap 11.000 04/20/2022- 04/20/2028	3.875%	12,753	12,922
Government National Mortgage Association(g)
04/20/2048	4.500%	2,937,848	3,170,141
Government National Mortgage Association(b),(d)
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	5.473%	6,547,931	879,828
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.013%	1,591,545	407,907
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.013%	2,276,159	559,387
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.013%	1,252,551	230,223
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	5.963%	1,486,874	319,972
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.013%	1,696,126	271,194
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.013%	1,758,902	380,123
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.063%	1,963,712	385,643
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.013%	1,679,943	334,180
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.013%	3,765,898	820,851
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.963%	3,220,124	605,254
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.013%	1,762,847	358,053
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.013%	2,061,598	371,717
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.813%	2,716,633	586,935
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.963%	2,063,504	421,643

8	Columbia Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.963%	2,220,709	440,698
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.863%	2,288,375	413,010
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	5.963%	2,210,173	392,667
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	5.963%	5,130,515	920,177
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.913%	10,890,606	2,489,863
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.863%	2,234,938	257,054
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	5.963%	2,984,013	529,745
Government National Mortgage Association TBA(h)
08/20/2050	3.500%	11,740,000	12,348,554
Uniform Mortgage-Backed Security TBA(h)
08/17/2035- 08/13/2050	2.500%	66,100,000	69,442,283
08/17/2035- 08/13/2050	3.000%	34,978,000	36,981,561
08/17/2035	3.500%	4,000,000	4,199,375
08/13/2050	4.000%	9,000,000	9,561,094
08/13/2050	4.500%	4,800,000	5,160,562
Total Residential Mortgage-Backed Securities - Agency (Cost $191,074,755)			196,364,374

Residential Mortgage-Backed Securities - Non-Agency 30.5%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	1,314,940	1,246,992
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Mortgage Trust(c),(i),(j)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	349	212
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,919,693
CMO Series 2020-3 Class A1
04/25/2065	1.691%	9,800,882	9,821,454
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	976,278
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2017-3 Class A2
11/25/2047	2.883%	598,698	598,743
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	325,377	331,161
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class A1
04/25/2049	3.347%	890,159	912,924
CMO Series 2019-2 Class A3
04/25/2049	3.800%	630,529	642,680
Bayview Koitere Fund Trust(a),(c)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	6,691,856	6,716,571
Bayview Opportunity Master Fund IIIb Trust(a),(c)
Series 2019-LT2 Class A1
10/28/2034	3.376%	233,916	233,270
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	2,275,293	2,372,355
Bayview Opportunity Master Fund Trust(a),(c)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	492,111	489,357
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	1.522%	1,668,981	1,653,608
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.772%	1,600,000	1,540,607
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.472%	123,420	123,344
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.172%	4,250,000	4,182,037

Columbia Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.272%	134,572	133,604
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.772%	3,200,000	3,028,171
CMO Series 2020-1A Class M1A
1-month USD LIBOR + 2.650% 06/25/2030	2.845%	30,000,000	29,999,970
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	1.572%	223,175	221,398
BRAVO Residential Funding Trust(a),(c)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	1,909,292	1,882,799
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	535,810	535,760
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	229,633	226,701
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	300,000	280,350
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	3,030,548	3,064,562
CMO Series 2020-1 Class A1
02/25/2055	1.724%	11,861,074	11,883,955
CIM Trust(a),(c)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	1,419,266	1,460,444
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.232%	1,555,620	1,521,138
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2015-A Class A4
06/25/2058	4.250%	130,316	138,821
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	696,780	719,827
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	1,370,892	1,375,531
COLT 2019-1 Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	434,330	438,554
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	358,202
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2020-SPT1 Class A1
04/25/2065	1.700%	3,500,000	3,499,975
CSMC Trust(a)
CMO Series 2018-RPL7 Class A1
08/26/2058	4.000%	1,730,235	1,755,775
CSMC Trust(a),(c)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.543%	1,241,120	1,251,896
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class A3
12/25/2057	3.202%	958,608	968,090
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2019-1A Class A3
01/25/2059	3.948%	659,972	660,684
Eagle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.622%	3,100,000	2,877,836
Eagle RE Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.885%	275,303	270,753
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2020-1 Class A3
06/25/2065	3.999%	550,000	563,705
FWD Securitization Trust(a),(c)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	3,226,523
GCAT LLC(a),(c)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	548,519	534,420
CMO Series 2020-1 Class A1
01/26/2060	2.981%	1,059,358	1,041,068
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	1,750,467	1,766,184
GCAT Trust(a),(c)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	407,717	413,591
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	675,136	679,588

10	Columbia Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.072%	1,400,000	1,348,082
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	2,615,296	2,551,014
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	821,699	823,095
MFA Trust(a),(c)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	369,129	372,778
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	323,603	326,495
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class A
07/25/2054	3.790%	1,227,221	1,201,336
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	552,250	519,863
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	1,182,447	1,136,756
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	713,818	754,309
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	500,596	503,131
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.722%	413,106	405,152
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.572%	25,204	25,173
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.122%	1,500,000	1,472,425
OBX Trust(a),(b)
CMO Series 2018-EXP1 Class 2A1A
1-month USD LIBOR + 0.850% Floor 0.850% 04/25/2048	1.022%	1,035,804	1,035,281
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OSAT Trust(a),(c)
CMO Series 2020-RPL1 Class A1
12/01/2059	3.072%	1,452,516	1,464,076
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.166%	1,673,186	1,570,611
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.916%	1,318,535	1,274,117
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.022%	700,000	682,636
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.822%	3,950,000	3,769,680
Preston Ridge Partners Mortgage LLC(a),(c)
CMO Series 2018-1A Class A1
04/25/2023	3.750%	977,250	982,826
CMO Series 2019-1A Class A1
01/25/2024	4.500%	1,027,150	1,032,161
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2020-RPL1 Class A1
05/27/2060	3.819%	7,956,309	7,936,202
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	3,913,911	3,880,787
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.118%	3,250,000	3,216,241
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.922%	1,500,000	1,481,932
RCO V Mortgage LLC(a),(c)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	1,130,330	1,130,328
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	948,350	948,397
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	546,252	546,533

Columbia Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	195,439	194,243
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	1,276,880	1,277,997
CMO Series 2018-IMC2 Class A3
10/25/2048	4.376%	3,073,582	3,098,786
CMO Series 2019-IMC1 Class A2
04/25/2049	3.651%	545,253	550,488
CMO Series 2019-INV1 Class A3
08/25/2049	2.916%	3,305,327	3,247,329
Stonnington Mortgage Trust(a),(c),(i),(j)
CMO Series 2020-1 Class A
07/28/2024	5.500%	3,700,000	3,700,000
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	2,450,000	2,459,263
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,935,000	1,929,619
Towd Point Mortgage Trust(a)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	636,298	656,650
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.172%	1,503,833	1,496,064
Vendee Mortgage Trust(c),(d)
CMO Series 1998-1 Class 2IO
03/15/2028	0.132%	992,635	4,403
CMO Series 1998-3 Class IO
03/15/2029	0.000%	1,194,044	176
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	3,417,488	3,384,654
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	459,892	455,935
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	1,266,204	1,265,900
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	1,165,618	1,156,225
CMO Series 2020-NPL6 Class A1B
12/31/2049	4.949%	1,400,000	1,399,998
Verus Securitization Trust(a),(c)
CMO Series 2018-2 Class A3
06/01/2058	3.830%	1,375,077	1,380,831
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class A2
04/25/2059	3.345%	542,298	547,615
CMO Series 2019-3 Class A3
07/25/2059	4.040%	2,582,787	2,566,756
CMO Series 2019-4 Class A2
11/25/2059	2.846%	880,097	881,229
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	758,444	746,793
CMO Series 2020-1 Class A3
01/25/2060	2.724%	1,472,191	1,463,880
CMO Series 2020-4 Class A3
06/25/2065	2.321%	5,750,000	5,752,690
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
04/25/2060	3.035%	4,000,000	4,026,301
CMO Series 2020-INV1 Class A3
04/25/2060	3.889%	2,800,000	2,827,627
Visio Trust(a),(c)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	835,621	862,927
CMO Series 2019-2 Class A2
11/25/2054	2.924%	1,394,210	1,381,351
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $202,885,009)			202,648,308

U.S. Treasury Obligations 0.5%

U.S. Treasury
08/15/2048	3.000%	530,000	761,378
U.S. Treasury(k)
STRIPS
02/15/2040	0.000%	3,461,000	2,787,727
Total U.S. Treasury Obligations (Cost $2,745,453)			3,549,105

Money Market Funds 6.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.177%(l),(m)	43,174,536	43,174,536
Total Money Market Funds (Cost $43,171,621)		43,174,536
Total Investments in Securities (Cost: $781,186,273)		799,154,399
Other Assets & Liabilities, Net		(135,468,611)
Net Assets		663,685,788

12	Columbia Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2020 (Unaudited)
At July 31, 2020, securities and/or cash totaling $2,629,782 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	710	09/2020	USD	99,455,469	573,886	—
U.S. Treasury 5-Year Note	473	09/2020	USD	59,657,125	259,651	—
U.S. Ultra Treasury Bond	76	09/2020	USD	17,304,250	661,753	—
Total					1,495,290	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $414,466,444, which represents 62.45% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2020.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2020.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2020, the total value of these securities amounted to $3,700,212, which represents 0.56% of total net assets.
(j)	Valuation based on significant unobservable inputs.
(k)	Zero coupon bond.
(l)	The rate shown is the seven-day current annualized yield at July 31, 2020.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.177%
	28,806,621	227,266,087	(212,688,256)	(9,916)	43,174,536	5,646	18,315	43,174,536
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Bond Fund | Quarterly Report 2020	13